Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets measured at fair value through other comprehensive income	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2020		$ 24,918	$ 25,251	$ 7,585	$ 5,126	$ 151	$ 2,321	$ 57,754
Statement Of Changes In Equity [Table]
Tax (expense) / benefit		2						2
Dividends			(4,539)					(4,539)
Translation effects recognized directly in retained earnings			19	(19)		0	(19)	0
Share of changes in retained earnings of associates and joint ventures			2					2
New consolidations / (deconsolidations) and other increases / (decreases)		(39)						(39)
Total comprehensive income for the period	$ 2,192		3,681	(1,500)	(452)	(88)	(937)	2,181	$ 10
of which: net profit / (loss)	3,631		3,623					3,623	9
of which: OCI, net of tax	(1,440)		58	(1,500)	(452)	(88)	(937)	(1,442)	2
Balance at Jun. 30, 2021	55,645	24,880	24,414	6,067	4,675	63	1,365	55,361	284
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	340
Balance at Dec. 31, 2021	58,442	24,991	27,912	5,200	4,617	(7)	628	58,102
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2021	58,102
Statement Of Changes In Equity [Table]
Total comprehensive income for the period	(121)							(148)	26
of which: net profit / (loss)	2,012							2,004	8
of which: OCI, net of tax	(2,134)							(2,152)	18
Equity attributable to shareholders at the end of the period at Mar. 31, 2022	57,962
Balance at Mar. 31, 2022	58,319
Balance at Dec. 31, 2021	58,442	24,991	27,912	5,200	4,617	(7)	628	58,102
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2021	58,102
Statement Of Changes In Equity [Table]
Tax (expense) / benefit		4						4
Dividends			(4,200)					(4,200)
Translation effects recognized directly in retained earnings			(13)	13		0	13	0
Share of changes in retained earnings of associates and joint ventures			0					0
New consolidations / (deconsolidations) and other increases / (decreases)		4	3	(3)		(3)		4
Total comprehensive income for the period	844		4,890	(4,055)	(801)	3	(3,355)	835	9
of which: net profit / (loss)	3,986		3,968					3,968	18
of which: OCI, net of tax	(3,142)		922	(4,055)	(801)	3	(3,355)	(3,133)	(10)
Equity attributable to shareholders at the end of the period at Jun. 30, 2022	54,746
Balance at Jun. 30, 2022	55,085	24,999	28,592	1,154	3,815	(7)	(2,713)	54,746
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	356
Balance at Mar. 31, 2022	58,319
Equity attributable to shareholders at the beginning of the period at Mar. 31, 2022	57,962
Statement Of Changes In Equity [Table]
Total comprehensive income for the period	965							982	(17)
of which: net profit / (loss)	1,974							1,964	10
of which: OCI, net of tax	(1,009)							(981)	(28)
Equity attributable to shareholders at the end of the period at Jun. 30, 2022	54,746
Balance at Jun. 30, 2022	55,085	$ 24,999	$ 28,592	$ 1,154	$ 3,815	$ (7)	$ (2,713)	$ 54,746
Statement Of Changes In Equity [Table]
Equity attributable to non-controlling interests	$ 339								$ 339